Stock-Based Compensation (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 11, 2016	Oct. 31, 2014	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock-Based Compensation (Textual)
Options outstanding			7,665,500	7,190,500	7,490,499
Stock option expense recognize period			2 years 3 months 19 days	1 year 7 months 6 days
Pre-vesting forfeiture rate				10.00%
Unrecognized compensation expense			$ 409	$ 554
Exercise price			$ 0.29
Employee [Member]
Stock-Based Compensation (Textual)
Options outstanding	425,000
Options granted over period	10 years
Options vest over period	4 years
Exercise price	$ 0.18
Fair value of options on grant date	$ 0.09
2006 Equity Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees		7,390,355	1,720,000	1,720,000
Options outstanding			365,500	365,500	365,500
2006 Non-Employee Director Stock Option Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees			700,000	700,000
2014 Stock Incentive Plan [Member]
Stock-Based Compensation (Textual)
Shares reserved for company's employees		7,300,000